Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	296,000,000	296,000,000
Common Stock, shares issued (in shares)	117,411,158	116,343,656
Treasury Stock, shares, at cost (in shares)	8,200,477	8,190,362